Fair value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of changes in the Liabilities Measured at Fair Value

The following table presents the changes in the liabilities measured at fair value on a recurring basis:

	Preferred Stock Warrant Liability	Preferred Stock Forward Liability	Equity Incentive Share Liability
Balance as of December 31, 2025	$—	$—	$—
Issuances	136,000	570,000	1,000,000
Change in fair value	—	(4,000)	—
Balance as of June 30, 2026	$136,000	$566,000	$1,000,000